Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accrued expenses and other current liabilities
Accrued payroll		¥ 114,201	¥ 64,526
Accrued expenses		12,054	7,176
Payable to employees for proceeds from shares as sold		8,598
Other liabilities		9,625	1,137
Total	$ 21,013	¥ 144,478	¥ 72,839